Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 17 — segment information

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Group’s CEO and CFO, for making decisions, allocating resources and assessing performance.

The Company does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole. Based on the management’s assessment, the Group determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280. As such, all financial segment information required by the authoritative guidance can be found in these consolidated financial statements.

NOTE 19 — segment information

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM, specifically the Group’s CEO and CFO, for making decisions, allocating resources and assessing performance.

The Company does not distinguish revenues, costs and expenses between segments in its internal reporting, but instead reports costs and expenses by nature as a whole. Based on the management’s assessment, the Group determines that it has only one operating segment and therefore one reportable segment as defined by ASC 280. As such, all financial segment information required by the authoritative guidance can be found in these consolidated financial statements.